Leases, Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Operating lease cost	$ 203	$ 189
Short-term lease expense	$ 0	$ 9